SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Statement Of Cash Flows, Additional Disclosures [Abstract]
Schedule Of Cash Flow Supplemental Disclosures

	2018	2017	2016
Changes in non-cash working capital
Accounts receivable	$1,233	$(977)	$(142)
Current income tax assets (liabilities)	471	527	(165)
Inventory	(74)	81	(79)
Prepaids and other	(3)	(28)	14
Accounts payable	(7)	175	31
Accrued liabilities	(268)	365	(116)
Other long-term liabilities (1) (2)	(351)	469	—
Net changes in non-cash working capital	$1,001	$612	$(457)
Relating to:
Operating activities	$1,346	$299	$(542)
Investing activities	(345)	313	85
	$1,001	$612	$(457)

	2018	2017	2016
Expenditures on exploration and evaluation assets	$282	$159	$29
Net proceeds on sale of exploration and evaluation assets	(16)	(35)	(35)
Net expenditures (proceeds) on exploration and evaluation assets	$266	$124	$(6)

Expenditures on property, plant and equipment	$4,175	$4,574	$4,152
Net proceeds on sale of property, plant and equipment (3)	—	—	(349)
Net expenditures on property, plant and equipment	$4,175	$4,574	$3,803

(1)	Included in other long-term liabilities at December 31, 2018 is $118 million of deferred purchase consideration payable over the next five years.

(2)	Included in other long-term liabilities at December 31, 2017 is $469 million (US$375 million) of deferred purchase consideration paid to Marathon.

(3)
Net expenditures on property, plant and equipment in 2016 exclude non-cash share consideration of $190 million received from Inter Pipeline on the disposition of the Company's interest in the Cold Lake Pipeline.

Reconciliation of liabilities arising from financing activities
The following table summarizes movements in the Company's liabilities arising from financing activities for the years' ended December 31, 2018 and 2017:

	Long-term debt	Cash flow hedges on US dollar debt securities	Liabilities from financing activities
At December 31, 2016	$16,805	$(485)	$16,320
Changes from financing cash flows:
Issue of long-term debt, net (1)	6,622	—	6,622
Settlement of hedge instruments, net	—	124	124
Changes in foreign exchange and fair value (2)	(969)	222	(747)
At December 31, 2017	$22,458	$(139)	$22,319
Changes from financing cash flows:
Repayment of long-term debt, net (1)	(2,831)	—	(2,831)
Changes in foreign exchange and fair value (2)	996	(222)	774
At December 31, 2018	$20,623	$(361)	$20,262

(1)	Includes original issue discounts and premiums, and directly attributable transaction costs.

(2)
Includes foreign exchange (gain) loss, changes in the fair value of cash flow hedges on US dollar debt and the amortization of original issue discounts and premiums and directly attributable transaction costs.